COMMITMENTS AND CONTINGENCIES (Details Narrative) - Underwriters Agreement [Member]	1 Months Ended
Nov. 30, 2021 USD ($)
Other Commitments [Line Items]
Additional percentage of units granted to cover over-allotments	15.00%
Underwritting Discount [Member]
Other Commitments [Line Items]
Percentage of underwriting discount	2.00%
Proceeds from intial public offering	$ 2,000,000
Underwritting Discount [Member] | Over-Allotment Option [Member]
Other Commitments [Line Items]
Proceeds from intial public offering	2,300,000
Underwritting Deferred Fee [Member]
Other Commitments [Line Items]
Proceeds from intial public offering	$ 3,500,000
Percentage of gross offering proceeds payable	3.50%
Underwritting Deferred Fee [Member] | Over-Allotment Option [Member]
Other Commitments [Line Items]
Proceeds from intial public offering	$ 4,025,000